POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (174)	$ (183)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 197	$ 208
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Rate of future compensation increase
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 12	$ 13
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (12)	$ (13)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Mortality rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 36	$ 38
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (40)	$ (42)
Duration of reasonably possible increase in actuarial assumption (in years)	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption (in years)	1 year	1 year